Goodwill - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Strategic plan term			4 years
Years of cash flows			5 years
Normalization period added to term of strategic plan			2 years
Telefónica Móviles México
Disclosure of detailed information about intangible assets [line items]
Impairment loss				€ 350
Telefónica Spain, Telefónica Germany, and Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio			13.00%
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio			40.00%
Growth rate used to extrapolate cash flow projections (as a percent)			1.00%	0.90%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio			30.00%
Long-term capital expenditure (CapEx) ratio			12.00%
Growth rate used to extrapolate cash flow projections (as a percent)			1.10%	1.00%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio			12.00%
Growth rate used to extrapolate cash flow projections (as a percent)			0.80%	0.80%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio			40.00%
Long-term capital expenditure (CapEx) ratio			18.00%
Growth rate used to extrapolate cash flow projections (as a percent)			4.50%	4.50%
Targeted growth rate			4.00%
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			4.50%
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			6.50%
Telefónica Europe | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)			1.00%
Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Impairment loss	€ 858		€ 206
Perpetuity growth rates | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.25%)
Perpetuity growth rates | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.25%
Perpetuity growth rates | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.25%)
Perpetuity growth rates | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.25%
Perpetuity growth rates | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.50%)
Perpetuity growth rates | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.50%
Perpetuity growth rates | Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.50%
Perpetuity growth rates | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(0.50%)
Perpetuity growth rates | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.50%
Weighted Average Cost of Capital (WACC) | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			2.00%
Disposals, intangible assets and goodwill			€ 220
Terminal Growth Rate | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.75%
Disposals, intangible assets and goodwill			€ 100
OIBDA Margin | Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(2.00%)
OIBDA Margin | Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			2.00%
OIBDA Margin | Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(1.50%)
OIBDA Margin | Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.50%
OIBDA Margin | Telefónica United Kingdom | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(1.50%)
OIBDA Margin | Telefónica United Kingdom | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.50%
OIBDA Margin | Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			(2.00%)
OIBDA Margin | Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			2.00%
OIBDA Margin | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.50%
Disposals, intangible assets and goodwill			€ 200
Investment/Sales Ratio | Telefónica Argentina
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.75%
Disposals, intangible assets and goodwill			€ 100
Forecast | Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		40.00%
Forecast | Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		33.00%
Forecast | Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
OIBDA margin ratio		31.00%
Tokbox Inc | Disposal groups classified as held for sale
Disclosure of detailed information about intangible assets [line items]
Goodwill derecognised without having previously been included in disposal group classified as held for sale			€ 6
Telefónica Peru | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.50%
Disposals, intangible assets and goodwill			€ 60
Telefónica Peru | Terminal Growth Rate
Disclosure of detailed information about intangible assets [line items]
Disposals, intangible assets and goodwill			€ 26
Telefónica Peru | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			1.25%
Disposals, intangible assets and goodwill			€ 130
Telefónica Peru | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)			0.63%
Disposals, intangible assets and goodwill			€ 44